Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity File Number	000-56148
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	14205 SE 36th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006
City Area Code	(425)
Local Phone Number	818-0560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false